Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Collection Period	28-Feb-15	30/360 Days	30	Collection Period Start	1-Feb-15
Distribution Date	16-Mar-15	Actual/360 Days	27	Collection Period End	28-Feb-15
				Prior Month Settlement Date	17-Feb-15
				Current Month Settlement Date	16-Mar-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	861,578,773.34	837,117,247.43	0.945450
Yield Supplement Overcollaterization		28,538,338.78	26,082,494.61	24,981,644.71
Total Adjusted Portfolio		885,416,666.65	835,496,278.73	812,135,602.72
Total Adjusted Securities		885,416,666.65	835,496,278.73	812,135,602.72	0.917236
Class A-1 Notes	0.23000%	179,000,000.00	129,079,612.08	105,718,936.07	0.590609
Class A-2 Notes	0.60000%	243,000,000.00	243,000,000.00	243,000,000.00	1.000000
Class A-3 Notes	1.11000%	343,000,000.00	343,000,000.00	343,000,000.00	1.000000
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,360,676.01	22,266.23	130.5065699	0.1243923
Class A-2 Notes	0.00	121,500.00	-	0.5000000
Class A-3 Notes	0.00	317,275.00	-	0.9250000
Class A-4 Notes	0.00	117,583.33	-	1.3833333
Certificates	0.00	0.00	-	-
Total Securities	23,360,676.01	578,624.56

I. COLLECTIONS

Interest:
Interest Collections		1,962,351.66
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,962,351.66

Principal:
Principal Collections		24,365,686.87
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		24,365,686.87

Recoveries of Defaulted Receivables		2,444.58
Servicer Advances		0.00

Total Collections		26,330,483.11

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	44,572	835,496,278.73
Total Principal Payment		23,360,676.01
	44,064	812,135,602.72

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

III. DISTRIBUTIONS

Total Collections	26,330,483.11
Reserve Account Draw	0.00
Total Available for Distribution	26,330,483.11

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	717,982.31
Servicing Fee Paid	717,982.31
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	22,266.23

Class A-1 Notes Monthly Interest Paid	22,266.23
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	121,500.00

Class A-2 Notes Monthly Interest Paid	121,500.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	317,275.00

Class A-3 Notes Monthly Interest Paid	317,275.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33

Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	578,624.56
Total Note Monthly Interest Paid	578,624.56
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	25,033,876.24

4. Total Monthly Principal Paid on the Notes	23,360,676.01

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	23,360,676.01
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,673,200.23
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,673,200.23

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,213,541.67
Required Reserve Account Amount	2,213,541.67
Beginning Reserve Account Balance	2,213,541.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,213,541.67

Required Reserve Account Amount for Next Period	2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon	2.86%
Weighted Average Remaining Maturity	52.85

Principal Recoveries of Defaulted Receivables	2,444.58
Principal on Defaulted Receivables	95,839.04
Pool Balance at Beginning of Collection Period	861,578,773.34
Net Loss Ratio	0.13%

Net Loss Ratio for Second Preceding Collection Period	0.04%
Net Loss Ratio for Preceding Collection Period	0.08%
Net Loss Ratio for Current Collection Period	0.13%
Average Net Loss Ratio	0.08%

Cumulative Net Losses for all Periods	178,586.67

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,390,889.82	114
61-90 Days Delinquent	547,823.86	24
91-120 Days Delinquent	147,270.93	6
Total Delinquent Receivables:	3,085,984.61	144
61+ Days Delinquencies as Percentage of Receivables	0.08%	0.07%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.04%
Delinquency Ratio for Current Collection Period		0.07%
Average Delinquency Ratio		0.04%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO